Fair Value Measurements - Summary of Activity for Liabilities with Level 3 Inputs (Details) - Level 3 - Recurring basis - Contingent consideration - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance	$ (8,754)	$ (17,678)
Additions	(10,954)	(692)
Payments	4,900	3,120
Foreign currency translation adjustments		(5)
Balance	(11,539)	(8,754)
General and administrative, restructuring, integration and other
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Gain included in earnings	$ 3,269	$ 6,501